Financial instruments - Schedule of Analysis Assumes that all Other Variables (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Variable increase	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
EUR
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Effect on financial statement	$ (2,612)	$ (974)
Effect on financial statement	2,612	974
GBP
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Effect on financial statement	335	(341)
Effect on financial statement	(335)	341
ISK
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Effect on financial statement	15,089	(14,156)
Effect on financial statement	(15,089)	14,156
CHF
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Effect on financial statement	32	(715)
Effect on financial statement	(32)	715
INR
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
Effect on financial statement	(35)	(37)
Effect on financial statement	$ 35	$ 37